Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Other provisions, contingent liabilities and contingent assets [Abstract]
Commitments and Contingencies	Commitments and Contingencies
(a)Claims and Litigation

The Company is subject to litigation and similar claims in the ordinary course of our business, including claims related to employment, human resources, product liability and commercial disputes. Estimating an amount or range of possible losses resulting from litigation proceedings is inherently difficult, particularly where the matters involve indeterminate claims for monetary damages and are in the stages of the proceedings where key factual and legal issues have not been resolved. For these reasons, the Company is currently unable to predict the ultimate timing or outcome of or reasonably estimate the possible losses or a range of possible losses resulting from the matters described below, unless otherwise noted. Management is of the opinion, based upon legal assessments and information presently available, that it is unlikely that any of these claims would result in liability to the Company, to the extent not provided for through insurance or otherwise, or would have a material effect on the consolidated financial statements, other than the claims described below.

On November 21, 2019, a purported class action proceeding was commenced in the United States District Court for the District of New Jersey against the Company and certain of its current and former directors and officers on behalf of persons or entities who purchased, or otherwise acquired, publicly traded Aurora securities between October 23, 2018 and February 6, 2020. Final Court approval of the settlement was obtained on January 28, 2025 and the matter was settled with insurance proceeds during the three months ended March 31, 2025.

On June 15, 2020, a claim was filed in the Court of King's Bench of Alberta against Aurora and a former officer alleging breach of obligations under a term sheet, with the plaintiff seeking $18.0 million in damages. While this matter is ongoing, the Company believes the action to be without merit and intends to defend the claim.

On August 10, 2020, a purported class action lawsuit was filed in the Court of the King's Bench of Alberta against Aurora and certain executive officers in the Province of Alberta on behalf of persons or entities who purchased, or otherwise acquired, publicly traded Aurora securities and allegedly suffered losses as a result of Aurora releasing statements containing misrepresentations during the period of September 11, 2019 and December 21, 2019. Plaintiff and Defendant have each prepared factums for a leave application. Prior to the hearing, Defendants filed a request for adjournment and leave to amend their pleadings. The amended Statement of Claim was filed on March 8, 2024. The Company has filed a motion to strike the amendment. The Company’s motion to strike was heard the week of November 18, 2024. We continue to await the judge’s decision. The Company disputes the allegations and intends to vigorously defend against the claims.

On January 4, 2021, a civil claim was filed with the King’s Bench of Alberta against Aurora and Hempco by a former landlord regarding unpaid rent in the amount of $8.9 million, representing approximately $0.4 million for rent in arrears and costs, plus $8.5 million for loss of rent and remainder of the term. The Company filed a statement of defence on March 24, 2021. Plaintiffs brought an Application seeking summary judgment against the Company and the Company has filed Affidavit evidence in response. Cross-examinations for the Company’s affiants and for Plaintiff’s affiant have been completed. While this matter is ongoing, the Company intends to continue to defend against the claims.

On November 15, 2022, the Company, its subsidiary ACE, and MedReleaf Corp. (which amalgamated with ACE in July 2020) were named in purported class action proceeding in the Ontario Superior Court of Justice. The purported class action claims that the Company failed to warn of certain risks purported to be associated with the consumption of cannabis. On May 14, 2025 Justice Leiper approved a order certifying the proceeding as a class. The parties mutually agreed to certify a narrower claim and a consent certification. In consenting to this procedural step, Aurora did not admit liability, which will vigorously defended against in the proceedings. The Company intends to continue to defend against the claim.

In respect of the aforementioned claims, the Company has recognized total legal provisions of $0.3 million (March 31, 2024 – $2.3 million) in provisions on the consolidated statements of financial position.
(b)Commitments

The Company has various lease commitments related to various office space, production equipment, vehicles, facilities and warehouses expiring up to June 2033. The Company has certain leases with optional renewal terms that the Company may exercise at its option.
In addition to lease liability commitments disclosed in Note 25(b) and loans and borrowing repayments in Note 12, the Company has $4.2 million in future capital commitments and $10.0 million purchase commitment payments, which are due over the next 12 months and $16.5 million which are due in one to three years.